Institutional [Member] Average Annual Total Returns - Institutional - Institutional Shares	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	3.19%	2.21% [1]
Performance Inception Date			Jun. 06, 2016

[1]	Prior to recommencement, no Institutional Shares of BlackRock Cash Funds: Treasury were outstanding since December 22, 2015.